Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Carrying Amount and Fair Value of Long-term Debt Instruments
Long-term debt is as follows:

	MARCH 31, 2022				DECEMBER 31, 2021
	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE
Revolving Credit Facility	$650,000	$(10,096)	$639,904	$650,000	$—	$(5,174)	$(5,174)	$—
Term Loan A	250,000	—	250,000	250,000	203,125	—	203,125	203,125
Term Loan B	671,153	(4,683)	666,470	672,000	672,847	(4,995)	667,852	675,500
Australian Dollar Term Loan (the “AUD Term Loan”)	226,517	(517)	226,000	229,130	223,182	(656)	222,526	223,530
UK Bilateral Revolving Credit Facility (the “UK Bilateral Facility”)	183,870	(525)	183,345	183,870	189,168	(709)	188,459	189,168
3 7/8% GBP Senior Notes due 2025 (the “GBP Notes”)	525,342	(3,554)	521,788	521,560	540,481	(3,912)	536,569	542,508
4 7/8% Senior Notes due 2027 (the “4 7/8% Notes due 2027”)(1)	1,000,000	(7,821)	992,179	987,500	1,000,000	(8,176)	991,824	1,030,000
5 1/4% Senior Notes due 2028 (the “5 1/4% Notes due 2028”)(1)	825,000	(7,085)	817,915	814,688	825,000	(7,380)	817,620	862,125
5% Senior Notes due 2028 (the “5% Notes due 2028”)(1)	500,000	(4,582)	495,418	485,000	500,000	(4,763)	495,237	513,750
4 7/8% Senior Notes due 2029 (the “4 7/8% Notes due 2029”)(1)	1,000,000	(10,849)	989,151	950,000	1,000,000	(11,211)	988,789	1,022,500
5 1/4% Senior Notes due 2030 (the “5 1/4 Notes due 2030”)(1)	1,300,000	(12,535)	1,287,465	1,261,000	1,300,000	(12,911)	1,287,089	1,355,250
4 1/2% Senior Notes due 2031 (the “4 1/2% Notes”)(1)	1,100,000	(11,093)	1,088,907	1,009,250	1,100,000	(11,404)	1,088,596	1,094,500
5% Senior Notes due 2032 (the “5% Notes due 2032”)	750,000	(13,499)	736,501	705,000	750,000	(13,782)	736,218	767,813
5 5/8% Senior Notes due 2032 (the “5 5/8% Notes”)(1)	600,000	(6,001)	593,999	590,250	600,000	(6,147)	593,853	637,500
Real Estate Mortgages, Financing Lease Liabilities and Other	446,394	(795)	445,599	446,394	460,648	(840)	459,808	460,648
Accounts Receivable Securitization Program	300,000	(450)	299,550	300,000	—	(450)	(450)	—
Total Long-term Debt	10,328,276	(94,085)	10,234,191		9,364,451	(92,510)	9,271,941
Less Current Portion	(91,180)	—	(91,180)		(310,084)	656	(309,428)
Long-term Debt, Net of Current Portion	$10,237,096	$(94,085)	$10,143,011		$9,054,367	$(91,854)	$8,962,513
(1) Collectively, the “Parent Notes”.

Long-term debt is as follows:

	DECEMBER 31, 2021				DECEMBER 31, 2020
	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE	DEBT (INCLUSIVE OF DISCOUNT)	UNAMORTIZED DEFERRED FINANCING COSTS	CARRYING AMOUNT	FAIR VALUE
Revolving Credit Facility(1)	$—	$(5,174)	$(5,174)	$—	$—	$(8,620)	$(8,620)	$—
Term Loan A(1)	203,125	—	203,125	203,125	215,625	—	215,625	215,625
Term Loan B(1)(2)	672,847	(4,995)	667,852	675,500	679,621	(6,244)	673,377	680,750
Australian Dollar Term Loan (the “AUD Term Loan”)(3)(4)	223,182	(656)	222,526	223,530	243,152	(1,624)	241,528	244,014
UK Bilateral Revolving Credit Facility(4)	189,168	(709)	188,459	189,168	191,101	(1,307)	189,794	191,101
3 7/8% GBP Senior Notes due 2025 (the “GBP Notes “)(5)(7)(8)	540,481	(3,912)	536,569	542,508	546,003	(4,983)	541,020	553,101
4 7/8% Senior Notes due 2027 (the “4 7/8% Notes due 2027”)(5)(6)(7)	1,000,000	(8,176)	991,824	1,030,000	1,000,000	(9,598)	990,402	1,046,250
5 1/4% Senior Notes due 2028 (the “5 1/4% Notes due 2028”)(5)(6)(7)	825,000	(7,380)	817,620	862,125	825,000	(8,561)	816,439	868,313
5% Senior Notes due 2028 (the “5% Notes due 2028”)(5)(6)(7)	500,000	(4,763)	495,237	513,750	500,000	(5,486)	494,514	523,125
4 7/8% Senior Notes due 2029 (the “4 7/8% Notes due 2029”)(5)(6)(7)	1,000,000	(11,211)	988,789	1,022,500	1,000,000	(12,658)	987,342	1,050,000
5 1/4% Senior Notes due 2030 (the “5 1/4% Notes due 2030”)(5)(6)(7)	1,300,000	(12,911)	1,287,089	1,355,250	1,300,000	(14,416)	1,285,584	1,400,750
4 1/2% Senior Notes due 2031 (the “4 1/2% Notes”)(5)(6)(7)	1,100,000	(11,404)	1,088,596	1,094,500	1,100,000	(12,648)	1,087,352	1,138,500
5% Senior Notes due 2032 (the “5% Notes due 2032”)(5)(7)(9)	750,000	(13,782)	736,218	767,813	—	—	—	—
5 5/8% Senior Notes due 2032 (the “5 5/8% Notes”)(5)(6)(7)	600,000	(6,147)	593,853	637,500	600,000	(6,727)	593,273	660,000
Real Estate Mortgages, Financing Lease Liabilities and Other(10)	460,648	(840)	459,808	460,648	511,922	(1,086)	510,836	511,922
Accounts Receivable Securitization Program(11)	—	(450)	(450)	—	85,000	(152)	84,848	85,000
Total Long-term Debt	9,364,451	(92,510)	9,271,941		8,797,424	(94,110)	8,703,314
Less Current Portion	(310,084)	656	(309,428)		(193,759)	—	(193,759)
Long-term Debt, Net of Current Portion	$9,054,367	$(91,854)	$8,962,513		$8,603,665	$(94,110)	$8,509,555
(1)The capital stock or other equity interests of most of our United States subsidiaries, and up to 66% of the capital stock or other equity interests of most of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations (including promissory notes) of subsidiaries owed to us or to one of our United States subsidiary guarantors. In addition, Iron Mountain Canada Operations ULC (“Canada Company”) has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it, to secure the Canadian dollar subfacility under the Revolving Credit Facility. The fair value (Level 3 of fair value hierarchy described at Note 2.o.) of these debt instruments approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates (plus a margin that is subject to change based on our consolidated leverage ratio)), as of December 31, 2021 and 2020.
(2)The amount of debt for the Term Loan B (as defined below) reflects an unamortized original issue discount of $903 and $1,129 as of December 31, 2021 and 2020, respectively.
(3)The amount of debt for the AUD Term Loan reflects an unamortized original issue discount of $348 and $862 as of December 31, 2021 and 2020, respectively.
(4)The fair value (Level 3 of fair value hierarchy described at Note 2.o.) of this debt instrument approximates the carrying value as borrowings under this debt instrument are based on a current variable market interest rate.
(5)The fair values (Level 1 of fair value hierarchy described at Note 2.o.) of these debt instruments are based on quoted market prices for these notes on December 31, 2021 and 2020, respectively.
(6)Collectively, the “Parent Notes". IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI’s direct and indirect 100% owned United States subsidiaries that represent the substantial majority of our United States operations (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. The remainder of our subsidiaries do not guarantee the Parent Notes.
(7)Collectively, the “Unregistered Notes". The Unregistered Notes have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or under the securities laws of any other jurisdiction. Unless they are registered, the Unregistered Notes may be offered only in transactions that are exempt from registration under the Securities Act or the securities laws of any other jurisdiction.
(8)Iron Mountain (UK) PLC (“IM UK”) is the direct obligor on the GBP Notes, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors.
(9)Iron Mountain Information Management Services, Inc. (“IMIM Services”) is the direct obligor on the 5% Notes due 2032, which are fully and unconditionally guaranteed, on a senior basis, by IMI and the other Guarantors. These guarantees are joint and several obligations of IMI and such Guarantors.
(10) We believe the fair value (Level 3 of fair value hierarchy described at Note 2.o.) of this debt approximates its carrying value. This debt includes the following:

	DECEMBER 31, 2021	DECEMBER 31, 2020
Real estate mortgages(i)	$58,933	$71,673
Financing lease liabilities(ii)	356,729	366,311
Other notes and other obligations(iii)	44,986	73,938
	$460,648	$511,922
(i)Bear interest at approximately 3.6% and 3.3% at December 31, 2021 and 2020, respectively, and includes $50,000 outstanding under our Mortgage Securitization Program at both December 31, 2021 and 2020.
(ii)Bear a weighted average interest rate of 5.9% at both December 31, 2021 and 2020.
(iii)These notes and other obligations, which were assumed by us as a result of certain acquisitions bear a weighted average interest rate of 10.7% at both December 31, 2021 and 2020.
(11) The Accounts Receivable Securitization Special Purpose Subsidiaries are the obligors under this program. We believe the fair value (Level 3 of fair value hierarchy described at Note 2.o.) of this debt approximates its carrying value.
Schedule of Net Cash Position in Cash Pool Agreements
The approximate amount of the net cash position for our cash pools and the approximate amount of the gross position and outstanding debit balances for each of these pools as of March 31, 2022 and December 31, 2021 are as follows:

	MARCH 31, 2022			DECEMBER 31, 2021
	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION
BMG QRS Cash Pool	$554,600	$(553,100)	$1,500	$552,900	$(552,100)	$800
BMG TRS Cash Pool	552,900	(551,700)	1,200	606,000	(603,900)	2,100
JPM QRS Cash Pool	13,600	(13,500)	100	9,400	(9,200)	200
JPM TRS Cash Pool	17,000	(16,600)	400	12,000	(9,900)	2,100

The approximate amount of the net cash position, gross position and outstanding debit balances for each of our cash pools as of December 31, 2021 and 2020 were as follows:

	DECEMBER 31, 2021			DECEMBER 31, 2020
	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION	GROSS CASH POSITION	OUTSTANDING DEBIT BALANCES	NET CASH POSITION
BMG QRS Cash Pool	$552,900	$(552,100)	$800	$448,700	$(447,400)	$1,300
BMG TRS Cash Pool	606,000	(603,900)	2,100	555,500	(553,500)	2,000
JPM QRS Cash Pool	9,400	(9,200)	200	—	—	—
JPM TRS Cash Pool	12,000	(9,900)	2,100	—	—	—